Shareholder Report, Holdings (Details)	Jun. 30, 2024
International Growth and Income Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
International Growth and Income Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%
International Growth and Income Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
International Growth and Income Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
International Growth and Income Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
International Growth and Income Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
International Growth and Income Fund Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Growth and Income Fund Class A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[1]
International Growth and Income Fund Class C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
International Growth and Income Fund Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%
International Growth and Income Fund Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
International Growth and Income Fund Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
International Growth and Income Fund Class C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
International Growth and Income Fund Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
International Growth and Income Fund Class C [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Growth and Income Fund Class C [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund Class C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[1]
International Growth and Income Fund Class T [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
International Growth and Income Fund Class T [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%
International Growth and Income Fund Class T [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
International Growth and Income Fund Class T [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund Class T [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
International Growth and Income Fund Class T [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
International Growth and Income Fund Class T [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
International Growth and Income Fund Class T [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Growth and Income Fund Class T [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund Class T [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[1]
International Growth and Income Fund Class F-1 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
International Growth and Income Fund Class F-1 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%
International Growth and Income Fund Class F-1 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
International Growth and Income Fund Class F-1 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund Class F-1 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
International Growth and Income Fund Class F-1 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
International Growth and Income Fund Class F-1 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
International Growth and Income Fund Class F-1 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Growth and Income Fund Class F-1 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund Class F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[1]
International Growth and Income Fund Class F-2 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
International Growth and Income Fund Class F-2 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%
International Growth and Income Fund Class F-2 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
International Growth and Income Fund Class F-2 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund Class F-2 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
International Growth and Income Fund Class F-2 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
International Growth and Income Fund Class F-2 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
International Growth and Income Fund Class F-2 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Growth and Income Fund Class F-2 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund Class F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[1]
International Growth and Income Fund Class F-3 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
International Growth and Income Fund Class F-3 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%
International Growth and Income Fund Class F-3 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
International Growth and Income Fund Class F-3 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund Class F-3 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
International Growth and Income Fund Class F-3 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
International Growth and Income Fund Class F-3 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
International Growth and Income Fund Class F-3 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Growth and Income Fund Class F-3 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund Class F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[1]
International Growth and Income Fund Class 529-A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
International Growth and Income Fund Class 529-A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%
International Growth and Income Fund Class 529-A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
International Growth and Income Fund Class 529-A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund Class 529-A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
International Growth and Income Fund Class 529-A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
International Growth and Income Fund Class 529-A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
International Growth and Income Fund Class 529-A [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Growth and Income Fund Class 529-A [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund Class 529-A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[1]
International Growth and Income Fund Class 529-C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
International Growth and Income Fund Class 529-C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%
International Growth and Income Fund Class 529-C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
International Growth and Income Fund Class 529-C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund Class 529-C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
International Growth and Income Fund Class 529-C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
International Growth and Income Fund Class 529-C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
International Growth and Income Fund Class 529-C [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Growth and Income Fund Class 529-C [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund Class 529-C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[1]
International Growth and Income Fund Class 529-E [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
International Growth and Income Fund Class 529-E [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%
International Growth and Income Fund Class 529-E [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
International Growth and Income Fund Class 529-E [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund Class 529-E [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
International Growth and Income Fund Class 529-E [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
International Growth and Income Fund Class 529-E [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
International Growth and Income Fund Class 529-E [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Growth and Income Fund Class 529-E [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund Class 529-E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[1]
International Growth and Income Fund Class 529-T [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
International Growth and Income Fund Class 529-T [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%
International Growth and Income Fund Class 529-T [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
International Growth and Income Fund Class 529-T [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund Class 529-T [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
International Growth and Income Fund Class 529-T [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
International Growth and Income Fund Class 529-T [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
International Growth and Income Fund Class 529-T [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Growth and Income Fund Class 529-T [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund Class 529-T [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[1]
International Growth and Income Fund Class 529-F-1 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
International Growth and Income Fund Class 529-F-1 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%
International Growth and Income Fund Class 529-F-1 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
International Growth and Income Fund Class 529-F-1 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund Class 529-F-1 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
International Growth and Income Fund Class 529-F-1 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
International Growth and Income Fund Class 529-F-1 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
International Growth and Income Fund Class 529-F-1 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Growth and Income Fund Class 529-F-1 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund Class 529-F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[1]
International Growth and Income Fund Class 529-F-2 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
International Growth and Income Fund Class 529-F-2 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%
International Growth and Income Fund Class 529-F-2 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
International Growth and Income Fund Class 529-F-2 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund Class 529-F-2 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
International Growth and Income Fund Class 529-F-2 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
International Growth and Income Fund Class 529-F-2 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
International Growth and Income Fund Class 529-F-2 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Growth and Income Fund Class 529-F-2 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund Class 529-F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[1]
International Growth and Income Fund Class 529-F-3 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
International Growth and Income Fund Class 529-F-3 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%
International Growth and Income Fund Class 529-F-3 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
International Growth and Income Fund Class 529-F-3 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund Class 529-F-3 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
International Growth and Income Fund Class 529-F-3 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
International Growth and Income Fund Class 529-F-3 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
International Growth and Income Fund Class 529-F-3 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Growth and Income Fund Class 529-F-3 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund Class 529-F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[1]
International Growth and Income Fund Class R-1 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
International Growth and Income Fund Class R-1 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%
International Growth and Income Fund Class R-1 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
International Growth and Income Fund Class R-1 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund Class R-1 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
International Growth and Income Fund Class R-1 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
International Growth and Income Fund Class R-1 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
International Growth and Income Fund Class R-1 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Growth and Income Fund Class R-1 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund Class R-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[1]
International Growth and Income Fund Class R-2 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
International Growth and Income Fund Class R-2 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%
International Growth and Income Fund Class R-2 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
International Growth and Income Fund Class R-2 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund Class R-2 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
International Growth and Income Fund Class R-2 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
International Growth and Income Fund Class R-2 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
International Growth and Income Fund Class R-2 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Growth and Income Fund Class R-2 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund Class R-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[1]
International Growth and Income Fund Class R-2E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
International Growth and Income Fund Class R-2E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%
International Growth and Income Fund Class R-2E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
International Growth and Income Fund Class R-2E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund Class R-2E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
International Growth and Income Fund Class R-2E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
International Growth and Income Fund Class R-2E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
International Growth and Income Fund Class R-2E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Growth and Income Fund Class R-2E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[1]
International Growth and Income Fund Class R-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
International Growth and Income Fund Class R-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%
International Growth and Income Fund Class R-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
International Growth and Income Fund Class R-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund Class R-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
International Growth and Income Fund Class R-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
International Growth and Income Fund Class R-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
International Growth and Income Fund Class R-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Growth and Income Fund Class R-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[1]
International Growth and Income Fund Class R-4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
International Growth and Income Fund Class R-4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%
International Growth and Income Fund Class R-4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
International Growth and Income Fund Class R-4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund Class R-4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
International Growth and Income Fund Class R-4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
International Growth and Income Fund Class R-4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
International Growth and Income Fund Class R-4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Growth and Income Fund Class R-4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[1]
International Growth and Income Fund Class R-5E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
International Growth and Income Fund Class R-5E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%
International Growth and Income Fund Class R-5E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
International Growth and Income Fund Class R-5E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund Class R-5E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
International Growth and Income Fund Class R-5E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
International Growth and Income Fund Class R-5E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
International Growth and Income Fund Class R-5E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Growth and Income Fund Class R-5E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[1]
International Growth and Income Fund Class R-5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
International Growth and Income Fund Class R-5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%
International Growth and Income Fund Class R-5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
International Growth and Income Fund Class R-5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund Class R-5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
International Growth and Income Fund Class R-5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
International Growth and Income Fund Class R-5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
International Growth and Income Fund Class R-5 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Growth and Income Fund Class R-5 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[1]
International Growth and Income Fund Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
International Growth and Income Fund Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%
International Growth and Income Fund Class R-6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
International Growth and Income Fund Class R-6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund Class R-6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
International Growth and Income Fund Class R-6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
International Growth and Income Fund Class R-6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
International Growth and Income Fund Class R-6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Growth and Income Fund Class R-6 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%	[1]

[1]	Includes derivatives.